Other Liabilities	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	JPY (millions) As of March 31
	2021	2022
Accrued expenses	¥459,384	¥505,466
Deferred income	50,228	74,551
Other	89,937	72,146
Total	¥599,549	¥652,163
Non-current	¥56,898	¥67,214
Current	¥542,651	¥584,949
Accrued expenses include accrued employee benefit expenses of 184,805 million JPY and 209,772 million JPY as of March 31, 2021 and 2022, respectively.
Deferred income includes contract liabilities related to out-licensing agreements, product procurement and supply agreements, and government grants for the purchase of property, plant and equipment. The grants received were 10,194 million JPY and 15,221 million JPY during the years ended March 31, 2021 and 2022, respectively. The primary government grants relate to funding a portion of Takeda’s investment in the development and production of vaccines. Takeda was reimbursed for investments it made in facilities. The grant income is recognized over the life of the associated assets and is recorded as an offset to the depreciation expense included in cost of sales, selling, general and administrative expenses, and research and development expenses.